STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Exercise Price Share Per Share
Warrants issued and exercisable, Beginning Balance
Vested and exercisable	$ 0.00008
Nonvested	$ 0.00008
Warrants issued and exercisable, Ending Balance	$ 0.00008
Number of Stock Options
Issued	23,237,528
Exercised
Forfeited	5,457,666
Expired
Vested and exercisable	4,151,867
Nonvested	13,627,995
Outstanding at end of year	17,779,862
Weighted Average Exercise Price
Outstanding at beginning of year
Issued	$ 0.00008
Exercised
Forfeited	$ 0.00008
Cancelled
Vested and exercisable	$ 0.00008
Nonvested	$ 0.00008
Outstanding at end of year	$ 0.00008
Weighted Average Remaining Contractual Life
Outstanding	9 years 3 months
Vested and exercisable	9 years 2 months 27 days
Nonvested	9 years 3 months
Wgt. Avg. Grant Date Fair Value
Issued	$ 0.0045
Exercised
Forfeited	$ 0.0045
Expired
Vested and exercisable	$ 0.0045
Nonvested	$ 0.0045
Wgt. Avg. Grant Date Fair Value Outstanding at end of year	$ 0.0045
Aggregate Instrinsic Value, Outstanding	$ 42,670,000
Aggregate Instrinsic Value, Vested and exercisable	9,964,000
Nonvested	$ 32,706,000